Investment Securities (Details 2) - Available for sale Securities [Member]	Dec. 31, 2020 USD ($)
Due in one year or less	$ 2,227,000
Due from one to five years	5,942,000
Due from five to ten years	9,511,476
Due after ten years	1,004,663
Agency MBS	40,861,370
Total	59,546,509
Due in one year or less, Fair value	2,247,603
Due from one to five years, Fair value	6,239,399
Due from five to ten years, Fair value	9,801,921
Due after ten years, Fair value	1,037,906
Agency MBS, Fair value	41,378,349
Total, fair value	$ 60,705,178